DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Non-interest bearing checking accounts	$ 1,704	$ 996
Checking accounts	7,615	6,965
Savings accounts	36,913	34,147
Money market demand deposits	4,837	4,796
Total demand, transaction and passbook deposits	51,069	46,904
Certificates of deposit:
Less than 12 months	3,940	5,019
12 months to 36 months	72,405	81,075
More than 36 months	7,138	6,942
Total certificates of deposit	83,483	93,036
Total deposits	$ 134,552	$ 139,940